UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22263

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Christopher D. Menconi

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments

Schedule of Investments (unaudited)	December 31, 2013

KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — 99.6%

CHINA—81.6%

Consumer Discretionary — 10.2%
ANTA Sports Products	6,943	$8,596
Baoxin Auto Group	5,990	5,817
Byd, Cl H	4,309	21,117
China Dongxiang Group	24,938	4,246
China ZhengTong Auto Services Holdings *	6,198	3,973
Ctrip.com International ADR *	980	48,628
Daphne International Holdings	5,826	2,622
Dongfeng Motor Group, Cl H	22,758	35,632
Golden Eagle Retail Group	4,367	5,767
GOME Electrical Appliances Holding	77,767	14,342
Goodbaby International Holdings	5,502	3,051
Great Wall Motor, Cl H	7,474	41,256
Guangzhou Automobile Group, Cl H	17,135	18,740
Hisense Kelon Electrical Holdings, Cl A *	2,121	3,211
Home Inns & Hotels Management ADR *	174	7,593
Intime Retail Group	9,019	9,387
Kandi Technologies Group *	196	2,311
Li Ning	5,272	4,161
New Oriental Education & Technology Group ADR	1,170	36,855
Parkson Retail Group	10,529	3,246
Shenzhou International Group Holdings	4,378	16,431
SinoMedia Holding	4,374	3,120
Vipshop Holdings ADR *	242	20,250
Xinchen China Power Holdings *	6,495	4,356
Zhongsheng Group Holdings	5,944	8,203
		332,911
Consumer Staples — 11.4%
Biostime International Holdings	1,209	10,782
China Mengniu Dairy	10,175	48,291
China Modern Dairy Holdings *	18,102	9,805
China Yurun Food Group	10,826	6,953
Hengan International Group	6,411	75,737
Labixiaoxin Snacks Group	3,059	2,052
NVC Lighting Holding	14,305	3,432

Schedule of Investments (unaudited)	December 31, 2013

KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued

Consumer Staples — continued
Prince Frog International Holdings	4,126	$1,698
Sun Art Retail Group	21,359	30,136
Tingyi Cayman Islands Holding	17,497	50,548
Tsingtao Brewery, Cl H	3,886	32,852
Uni-President China Holdings	8,141	8,295
Want Want China Holdings	58,872	85,038
Yashili International Holdings	7,892	4,835
		370,454
Health Care — 4.4%
China Medical System Holdings	9,105	9,735
Guangzhou Baiyunshan Pharmaceutical Holdings	1,296	4,538
Mindray Medical International ADR	740	26,906
Shandong Weigao Group Medical Polymer, Cl H	16,204	21,860
Shanghai Fosun Pharmaceutical Group, Cl H	2,541	7,652
Shanghai Pharmaceuticals Holding, Cl H	4,124	10,095
Sihuan Pharmaceutical Holdings Group	15,012	13,707
Sinopharm Group, Cl H	7,287	20,911
Tong Ren Tang Technologies, Cl H	1,771	5,653
WuXi PharmaTech Cayman ADR *	519	19,919
		140,976
Industrials — 8.7%
51job ADR *	89	6,933
Air China, Cl H	18,141	13,547
AviChina Industry & Technology, Cl H	19,314	11,234
Beijing Capital International Airport, Cl H	10,538	8,250
China Communications Construction, Cl H	33,333	26,869
China COSCO Holdings, Cl H	19,214	9,367
China Eastern Airlines, Cl H *	13,141	4,949
China International Marine Containers Group, Cl H	5,314	11,308
China Lesso Group Holdings	9,401	6,547
China Machinery Engineering, Cl H	6,577	5,318
China National Materials	8,488	1,828
China Railway Construction, Cl H	15,075	15,009
China Railway Group, Cl H	31,023	16,004
China Rongsheng Heavy Industries Group Holdings	25,021	3,905
China Shipping Container Lines, Cl H *	28,187	7,343
China Shipping Development, Cl H	9,401	7,299
China Southern Airlines, Cl H	15,323	5,968
CSR	14,349	11,770
Dongfang Electric, Cl H	2,486	4,361
First Tractor, Cl H	2,029	1,591
Fosun International *	14,357	14,257
Haitian International Holdings	4,569	10,324

Schedule of Investments (unaudited)	December 31, 2013

KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Harbin Electric, Cl H	4,073	$2,637
Jiangsu Expressway, Cl H	8,294	10,194
Lonking Holdings	16,125	3,140
Metallurgical Corp of China, Cl H *	21,033	3,879
Sany Heavy Equipment International Holdings	6,757	2,118
Shanghai Electric Group, Cl H	22,542	8,198
Weichai Power, Cl H	3,270	13,179
Zhejiang Expressway, Cl H	11,482	10,854
Zhuzhou CSR Times Electric, Cl H	4,194	15,091
Zoomlion Heavy Industry Science and Technology	10,399	9,710
		282,981
Information Technology — 39.8%
21Vianet Group ADR *	449	10,560
AAC Technologies Holdings	5,536	26,881
Baidu *	2,599	462,310
Canadian Solar *	252	7,515
Comtec Solar Systems Group	4,034	760
Guodian Technology & Environment, Cl H *	6,833	1,745
Hanwha SolarOne ADR *	373	1,033
Hollysys Automation Technologies *	302	5,717
JA Solar Holdings ADR *	261	2,393
Kingsoft	6,283	18,110
NetEase ADR	591	46,452
Perfect World ADR	365	6,490
Qihoo 360 Technology ADR *	612	50,215
Semiconductor Manufacturing International *	168,562	13,261
SINA *	491	41,367
Sohu.com *	228	16,628
SouFun Holdings ADR	171	14,092
Sunny Optical Technology Group	4,869	4,735
Tencent Holdings	8,109	517,261
Trina Solar ADR *	607	8,298
Xinjiang Goldwind Science & Technology *	3,667	4,181
Youku Tudou ADR *	927	28,088
YY ADR *	120	6,034
		1,294,126
Materials — 4.4%
Aluminum Corp of China, Cl H *	29,141	10,147
Angang Steel, Cl H	8,233	6,116
Anhui Conch Cement, Cl H	9,968	36,960
BBMG, Cl H	8,510	7,409
China BlueChemical	12,566	7,860
China Hongqiao Group	8,583	5,911

Schedule of Investments (unaudited)	December 31, 2013

KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued

Materials — continued
China Molybdenum, Cl H	9,681	$4,333
China National Building Material, Cl H	21,152	.22,751
China Shanshui Cement Group	15,572	6,688
Dongyue Group	9,099	3,603
Jiangxi Copper, Cl H	10,797	19,495
Maanshan Iron & Steel, Cl H	13,983	3,787
Sinopec Yizheng Chemical Fibre, Cl H	15,343	3,126
West China Cement	20,944	3,106
		141,292
Utilities — 2.7%
Beijing Jingneng Clean Energy, Cl H	9,682	5,082
China Datang Renewable Power, Cl H	10,558	2,233
China Longyuan Power Group, Cl H	20,012	25,784
ENN Energy Holdings	5,352	39,586
Huadian Fuxin Energy, Cl H	11,340	4,490
Huaneng Renewables, Cl H	26,263	12,600
Tianjin Jinran Public Utilities, Cl H	3,707	980
		90,755
TOTAL CHINA		2,653,495

HONG KONG— 18.0%

Consumer Discretionary — 5.0%
Ajisen China Holdings	4,800	4,965
Belle International Holdings	36,799	42,571
Bosideng International Holdings	24,137	4,545
Brilliance China Automotive Holdings	23,174	37,778
Geely Automobile Holdings	39,138	18,928
Haier Electronics Group	5,526	16,035
Hengdeli Holdings	12,637	2,982
Minth Group	4,178	8,675
Skyworth Digital Holdings	13,388	7,373
TCL Multimedia Technology Holdings	3,924	1,822
Trinity	8,170	2,740
Xinyi Glass Holdings	17,219	15,190
		163,604
Consumer Staples — 1.6%
China Agri-Industries Holdings	19,255	9,611
China Foods	6,630	2,813
China Resources Enterprise	9,990	33,177
FU JI Food and Catering Services Holdings *	1,533	324
Vinda International Holdings	3,960	6,588
		52,513

Schedule of Investments (unaudited)	December 31, 2013

KraneShares CSI China Five Year Plan ETF

	Shares	Value
COMMON STOCK — continued

Health Care — 1.1%
Beijing Tong Ren Tang Chinese Medicine *	1,723	$2,262
China Traditional Chinese Medicine	19,973	.8,011
CSPC Pharmaceutical Group	13,071	10,317
Sino Biopharmaceutical	20,370	16,157
		36,747
Industrials — 5.7%
Beijing Enterprises Holdings	4,015	39,820
China Everbright International	18,453	24,703
China High Speed Transmission Equipment Group	7,310	3,969
China Merchants Holdings International	8,916	32,542
China Singyes Solar Technologies Holdings	3,238	3,258
China State Construction International Holdings	15,140	27,141
CIMC Enric Holdings	4,473	7,211
CITIC Pacific	13,332	20,392
Freetech Road Recycling Technology Holdings *	3,446	1,453
Shanghai Industrial Holdings	4,086	14,940
Shenzhen International Holdings	73,935	9,250
		184,679
Information Technology — 1.0%
Anxin-China Holdings	20,158	6,395
GCL-Poly Energy Holdings *	68,032	21,058
VODone	27,133	3,674
		31,127
Materials — 1.8%
China Lumena New Materials	28,720	5,630
China Resources Cement Holdings	15,329	10,300
Huabao International Holdings	16,528	9,145
Lee & Man Paper Manufacturing	14,139	9,318
MMG *	11,872	2,511
Nine Dragons Paper Holdings	13,980	12,170
Sinofert Holdings	15,638	2,541
Yingde Gases Group	6,702	7,019
		58,634
Utilities — 1.8%
China Gas Holdings	17,330	25,479
China Oil & Gas Group	39,814	7,343
China Resources Gas Group	7,317	25,479
		58,301
TOTAL HONG KONG		585,605
TOTAL COMMON STOCK
(Cost $2,520,424)		3,239,100

Schedule of Investments (unaudited)	December 31, 2013

KraneShares CSI China Five Year Plan ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.8%
Brown Brothers Harriman 0.030%, 01/02/14 USD	27,023	$27,023
0.005%, 01/02/14 HKD	1,325	171
TOTAL TIME DEPOSITS
(Cost $27,194)		27,194
TOTAL INVESTMENTS — 100.4%
(Cost $2,547,618) †		$3,266,294

Percentages are based on Net Assets of $3,252,376

* Non-Income producing security.
(1) — In U.S. Dollar unless otherwise indicated.
ADR — American Depositary Receipt
Cl — Class HKD — Hong Kong Dollar USD — U.S. Dollar

† At December 31, 2013, the tax basis cost of the Fund’s investments was $2,547,618, and the unrealized appreciation and depreciation were $741,154 and $(22,478), respectively.

Investments in Securities	Level 1	Level 3	Level 3	Total
Common Stock
China
Consumer Discretionary	$332,911	$—	$—	$332,911
Consumer Staples	368,402	2,052	—	370,454
Health Care	140,976	—	—	140,976
Industrials	282,981	—	—	282,981
Information Technology	1,276,016	18,110	—	1,294,126
Materials	141,292	—	—	141,292
Utilities	90,755	—	—	90,755
Hong Kong
Consumer Discretionary	163,604	—	—	163,604
Consumer Staples	52,513	—	—	52,513
Health Care	36,747	—	—	36,747
Industrials	184,679	—	—	184,679
Information Technology	24,732	6,395	—	31,127
Materials	58,634	—	—	58,634
Utilities	58,301	—	—	58,301
Total Common Stock	3,212,543	26,557	—	3,239,100
Time Deposits	27,194	—	—	27,194
Total Investments in Securities	$3,239,737	$26,557	$—	$3,266,294

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0100

Schedule of Investments (unaudited)	December 31, 2013

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8%

CHINA—96.9%

Consumer Discretionary — 16.1%
Ctrip.com International ADR *	30,189	$1,497,978
E-Commerce China Dangdang ADR, Cl A *	39,900	381,045
eLong ADR *	4,867	99,676
Qunar Cayman Islands ADR *	24,045	637,914
Vipshop Holdings ADR *	10,217	854,959
		3,471,572
Industrials — 3.0%
51job ADR *	8,339	649,608

Information Technology — 77.8%
21Vianet Group ADR *	41,661	979,867
58.com ADR *	11,036	423,120
AutoNavi Holdings ADR *	34,166	486,865
Baidu *	10,623	1,889,619
BitAuto Holdings ADR *	14,637	467,799
Changyou.com ADR *	7,463	239,189
Giant Interactive Group ADR	72,370	813,439
Kingsoft	291,260	839,550
KongZhong ADR *	20,825	150,357
NetEase ADR	16,952	1,332,427
Perfect World ADR	34,728	617,464
Qihoo 360 Technology ADR *	20,300	1,665,615
Renren ADR *	105,803	322,699
Shanda Games ADR *	57,011	261,110
SINA *	10,741	904,929
Sohu.com *	11,929	869,982
SouFun Holdings ADR	11,581	954,390
Tencent Holdings	33,373	2,128,813
Youku Tudou ADR *	27,203	824,251
YY ADR *	11,791	592,852
		16,764,337
TOTAL CHINA		20,885,517

HONG KONG— 2.9%

Information Technology — 2.9%
NetDragon Websoft	177,400	324,885
VODone	2,232,264	302,290
TOTAL HONG KONG		627,175
TOTAL COMMON STOCK
(Cost $19,771,922)		21,512,692

Schedule of Investments (unaudited)	December 31, 2013

KraneShares CSI China Internet ETF

	Face Amount(1)	Value
TIME DEPOSITS — 0.2%
Brown Brothers Harriman 0.030%, 01/02/14 USD	38,766	$38,766
0.005%, 01/02/14 HKD	5,600	722
TOTAL TIME DEPOSITS
(Cost $39,488)		39,488
TOTAL INVESTMENTS — 100.0%
(Cost $19,811,410) †		$21,552,180

Percentages are based on Net Assets of $21,545,702

* Non-income producing security.
(1) — In U.S. Dollar unless otherwise indicated.
ADR — American Depositary Receipt
Cl — Class
HKD — Hong Kong Dollar
USD — U.S. Dollar

† At December 31, 2013, the tax basis cost of the Fund’s investments was $19,811,410, and the unrealized appreciation and depreciation were $1,817,307 and $(76,537), respectively.

As of December 31, 2013, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended December 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-0100

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: February 27, 2014

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Principal Financial Officer

Date: February 27, 2014